Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 EUR (€)	Feb. 25, 2026 USD ($)	Jan. 22, 2026 USD ($)	Jan. 05, 2026 USD ($)
Subsequent Events [Line Items]
Mature date	Jan. 05, 2030	Jan. 05, 2030
Bank of East Asia [Member]
Subsequent Events [Line Items]
Amount of loan				$ 809,617	$ 424,936
Annual interest rate				4.40%	5.20%
Mature date				Jul. 21, 2026	Jul. 03, 2026
Hong Kong Xinyun Trading Ltd [Member]
Subsequent Events [Line Items]
Amount of loan			$ 1,828,201
Mature date	Oct. 12, 2030	Oct. 12, 2030
Repayment of loan	$ 150,000	€ 176,036
Bear an annual interest rate	4.20%	4.20%